Pension and Other Postretirement Benefits - Benefit Costs (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended		36 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Pension Plans, Defined Benefit [Member]	Mar. 31, 2013 Pension Plans, Defined Benefit [Member]	Dec. 31, 2013 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Mar. 31, 2014 Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 31, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2013 Butler and Zanesville Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2012 Butler and Zanesville Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 Butler and Zanesville Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Jul. 31, 2013 Zanesville Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2012 Zanesville Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2012 Zanesville Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 Butler Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2013 Butler Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 Middletown Retirees [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]
Components of pension and OPEB expense (income):
Service cost					$ 0.4	$ 0.6	$ 2.4	$ 3.2	$ 3.2	$ 1.0	$ 1.2	$ 4.7	$ 4.6	$ 4.2
Interest cost					36.7	34.7	138.8	160.2	180.8	5.0	5.3	21.0	31.5	37.9
Expected return on plan assets					(50.7)	(45.9)	(184.5)	(188.3)	(207.5)			0	0	0
Amortization of prior service cost (credit)					1.0	0.9	3.8	3.8	4.0	(18.3)	(20.0)	(80.0)	(77.4)	(76.6)
Reversal of prior amortization related to Zanesville and Butler Retiree Settlements							0	0	0						0	2.5	14.2
Recognized net actuarial loss (gain):
Annual amortization					(0.5)	6.8	23.6	24.5	18.8	(0.3)	0.5	2.4	0.1	(1.0)
Pension corridor charge	157.3	0	157.3	268.1			0	157.3	268.1			0	0	0
Settlement gain							(0.8)	0	0			0	0										(14.0)
Pension and OPEB expense (income)					(13.1)	(2.9)	(16.7)	160.7	267.4	(12.6)	(13.0)	(51.9)	(38.7)	(35.3)
Amount of combined lump sum payments to VEBA and plaintiff's counsel																			10.6
Payments for Legal Settlements																		4.4				91.0
Increase in benefit obligation from litigation settlement							6.0	3.5				0	(87.4)							3.0	29.6
Reversal of Prior Amortization Related to Retiree Settlement and Legal Fees																				3.8
Estimated net loss (gain) expected to be amortized into pension and OPEB expense (income) in the next year							(4.1)					(1.3)
Estimated net prior service cost (credit) expected to be amortized into pension and OPEB expense (income) in the next year							4.2					(73.2)
Expense for defined contribution plans		$ 11.5	$ 11.6	$ 12.4